Significant Accounting Policies - Summary of Contract Liabilities Consist of Deferred Revenue (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of Schedule of contract liabilities consist of deferred revenue [Abstract]
Deferred revenue	¥ 20,657	¥ 17,001	¥ 14,530	¥ 10,668